Impact on Adoption of New IFRS - Adoption of IFRS 9 - Additional Information (Detail) - USD ($) $ in Thousands	Mar. 31, 2019	Apr. 01, 2018	Mar. 31, 2018
Increase decrease due to application of new IFRS [line items]
Increase in retained earnings	$ 478,145	$ 372,712	$ 364,424
Increase in the losses in other components of equity	(146,894)	(118,295)	(115,534)
Increase trade receivables	73,872	71,462	71,388
Decrease in other non-current assets	$ 44,239	48,165	$ 42,388
Transition adjustments on adoption of IFRS 9 [member]
Increase decrease due to application of new IFRS [line items]
Increase in retained earnings		2,777
Increase in the losses in other components of equity		(2,761)
Increase trade receivables		74
Decrease in other non-current assets		$ (84)